Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Future lease income:
Lease payments receivable	$ 16,223,535	$ 18,777,812	$ 21,531,482
2023
Future lease income:
Lease payments receivable			4,531,807
2024
Future lease income:
Lease payments receivable		4,643,338	4,070,098
2025
Future lease income:
Lease payments receivable	5,014,633	4,271,488	3,869,058
2026
Future lease income:
Lease payments receivable	4,366,396	3,841,569	3,659,380
2027
Future lease income:
Lease payments receivable	3,343,207	3,008,983	2,879,797
2028
Future lease income:
Lease payments receivable	2,361,104	2,158,389	2,045,977
2029
Future lease income:
Lease payments receivable	599,477	503,339	303,374
2030 to 2033
Future lease income:
Lease payments receivable	$ 538,718	$ 350,706	$ 171,991